FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments [Line Items]
Cash and cash equivalents	$ 1,957,788	$ 1,714,761
Other financial assets, current	67,295	174,819
Trade and others accounts receivable, current	1,163,707	1,385,910
Accounts receivable from related entities, current	25	28
Other financial assets, non current	53,772	34,485
Accounts receivable, non current	12,342	12,949
Total	3,254,929	3,322,952
Other financial liabilities, current	635,213	596,063
Trade and others accounts payable, current	2,133,572	1,765,279
Accounts payable to related entities	12,875	7,444
Other financial liabilities, non-current	6,515,238	6,341,669
Accounts payable, non-current	491,762	418,587
Total	9,788,660	9,129,042
Measured at amortized cost
Financial Instruments [Line Items]
Cash and cash equivalents	1,880,475	1,625,055
Other financial assets, current	51,730	152,683
Trade and others accounts receivable, current	1,163,707	1,385,910
Accounts receivable from related entities, current	25	28
Other financial assets, non current	53,772	34,485
Accounts receivable, non current	12,342	12,949
Total	3,162,051	3,211,110
Other financial liabilities, current	635,213	594,519
Trade and others accounts payable, current	2,133,572	1,765,279
Accounts payable to related entities	12,875	7,444
Other financial liabilities, non-current	6,515,238	6,341,669
Accounts payable, non-current	491,762	418,587
Total	9,788,660	9,127,498
At fair value with changes in results
Financial Instruments [Line Items]
Cash and cash equivalents	77,313	89,706
Other financial assets, current	0	0
Trade and others accounts receivable, current	0	0
Accounts receivable from related entities, current	0	0
Other financial assets, non current	0	0
Accounts receivable, non current	0	0
Total	77,313	89,706
Other financial liabilities, current	0	0
Trade and others accounts payable, current	0	0
Accounts payable to related entities	0	0
Other financial liabilities, non-current	0	0
Accounts payable, non-current	0	0
Total	0	0
Hedge derivatives
Financial Instruments [Line Items]
Cash and cash equivalents	0	0
Other financial assets, current	15,565	22,136
Trade and others accounts receivable, current	0	0
Accounts receivable from related entities, current	0	0
Other financial assets, non current	0	0
Accounts receivable, non current	0	0
Total	15,565	22,136
Other financial liabilities, current	0	1,544
Trade and others accounts payable, current	0	0
Accounts payable to related entities	0	0
Other financial liabilities, non-current	0	0
Accounts payable, non-current	0	0
Total	$ 0	$ 1,544